Capital Structure Management (Tables)	12 Months Ended
Dec. 31, 2022
Capital Structure Management
Schedule of Capital Structure

	12/31/2022		12/31/2021
	€ millions	% of	€ millions	% of	∆ in %
		Total Equity and		Total Equity and
		Liabilities		Liabilities
/ Equity	42,848	59	41,523	58	3
/ Current liabilities	17,453	24	16,136	23	8
/ Non-current liabilities	11,858	16	13,515	19	-12
/ Liabilities	29,311	41	29,651	42	-1
Thereof financial debt	11,764	16	13,094	18	-10
Thereof lease liabilities	2,140	3	2,143	3	0
/ Total equity and liabilities	72,159	100	71,174	100	1